Document and Entity Information	Sep. 25, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001848323
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 25, 2023
Entity Registrant Name	Live Oak Crestview Climate Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-40832
Entity Tax Identification Number	86-2044161
Entity Address, Address Line One	40 S. Main Street
Entity Address, Address Line Two	#2550
Entity Address, City or Town	Memphis
Entity Address, Country	TN
Entity Address, Postal Zip Code	38103
City Area Code	(901)
Local Phone Number	685-2865
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Trading Symbol	LOCC.U
Security Exchange Name	NYSE
Net Loss Per Share Class B Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	LOCC
Security Exchange Name	NYSE
Warrants Each Exercisable For One Share Of Class A Common Stock For 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	LOCC WS
Security Exchange Name	NYSE